RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—96.4%

Communication Services—10.4%
Activision Blizzard, Inc.	3,508	$186
Alphabet, Inc. Class A(1)(2)	1,110	1,355
Alphabet, Inc. Class C(1)(2)	1,136	1,385
AT&T, Inc.(2)	25,985	983
CBS Corp. Class B	1,663	67
CenturyLink, Inc.	4,522	56
Charter Communications, Inc. Class A(1)	683	282
Comcast Corp. Class A(2)	16,450	742
Discovery, Inc. Class A(1)	745	20
Discovery, Inc. Class C(1)	1,703	42
DISH Network Corp. Class A(1)	1,128	38
Electronic Arts, Inc.(1)	1,397	137
Facebook, Inc. Class A(1)(2)	9,040	1,610
Fox Corp. Class A(2)	1,665	53
Fox Corp. Class B(2)	764	24
Interpublic Group of Cos., Inc. (The)	1,829	39
Netflix, Inc.(1)	1,587	425
News Corp. Class A	1,819	25
News Corp. Class B	583	8
Omnicom Group, Inc.	1,040	81
Take-Two Interactive Software, Inc.(1)	531	67
T-Mobile US, Inc.(1)	1,189	94
TripAdvisor, Inc.(1)	492	19
Twitter, Inc.(1)	3,433	141
Verizon Communications, Inc.(2)	14,672	886
Viacom, Inc. Class B	1,669	40
Walt Disney Co. (The)(2)	6,264	816

		9,621

Consumer Discretionary—10.2%
Advance Auto Parts, Inc.	273	45
Amazon.com, Inc.(1)(2)	1,520	2,639
Aptiv plc	990	87
AutoZone, Inc.(1)	94	102
Best Buy Co., Inc.	887	61
Booking Holdings, Inc.(1)(2)	165	324
BorgWarner, Inc.	797	29
Capri Holdings Ltd.(1)	577	19
CarMax, Inc.(1)	640	56
Carnival Corp.	1,567	69
Chipotle Mexican Grill, Inc.(1)	93	78
Darden Restaurants, Inc.	468	55
Dollar General Corp.	988	157
Dollar Tree, Inc.(1)	907	104
eBay, Inc.	3,143	123
Expedia Group, Inc.	529	71
Ford Motor Co.(2)	14,965	137
Gap, Inc. (The)	815	14
Garmin Ltd.	459	39
General Motors Co.(2)	5,148	193
Genuine Parts Co.	557	55
H&R Block, Inc.	778	18
Hanesbrands, Inc.	1,381	21
Harley-Davidson, Inc.	616	22
Hasbro, Inc.	442	52
Hilton Worldwide Holdings, Inc.	1,119	104
Home Depot, Inc. (The)(2)	4,188	972
Horton (D.R.), Inc.	1,289	68
Kohl’s Corp.	621	31
L Brands, Inc.	872	17
Leggett & Platt, Inc.	503	21

	Shares	Value
Consumer Discretionary—continued
Lennar Corp. Class A	1,083	$60
LKQ Corp.(1)	1,204	38
Lowe’s Cos., Inc.(2)	2,983	328
Macy’s, Inc.	1,167	18
Marriott International, Inc. Class A	1,066	133
McDonald’s Corp.(2)	2,908	624
MGM Resorts International	1,953	54
Mohawk Industries, Inc.(1)	233	29
Newell Brands, Inc.	1,498	28
NIKE, Inc. Class B(2)	4,777	449
Nordstrom, Inc.	401	14
Norwegian Cruise Line Holdings Ltd.(1)	829	43
O’Reilly Automotive, Inc.(1)	297	118
PulteGroup, Inc.	969	35
PVH Corp.	287	25
Ralph Lauren Corp.	198	19
Ross Stores, Inc.	1,406	154
Royal Caribbean Cruises Ltd.	669	72
Starbucks Corp.(2)	4,638	410
Tapestry, Inc.	1,095	29
Target Corp.(2)	1,955	209
Tiffany & Co.	413	38
TJX Cos., Inc. (The)	4,693	262
Tractor Supply Co.	460	42
Ulta Beauty, Inc.(1)	211	53
Under Armour, Inc. Class A(1)	715	14
Under Armour, Inc. Class C(1)	739	13
VF Corp.	1,242	111
Whirlpool Corp.	242	38
Wynn Resorts Ltd.	374	41
Yum! Brands, Inc.	1,168	133

		9,417

Consumer Staples—7.6%
Altria Group, Inc.(2)	6,948	284
Archer-Daniels-Midland Co.	2,147	88
Brown-Forman Corp. Class B	637	40
Campbell Soup Co.	737	35
Church & Dwight Co., Inc.	939	71
Clorox Co. (The)	490	74
Coca-Cola Co. (The)(2)	14,394	784
Colgate-Palmolive Co.(2)	3,290	242
Conagra Brands, Inc.	1,838	56
Constellation Brands, Inc. Class A	636	132
Costco Wholesale Corp.(2)	1,607	463
Coty, Inc. Class A	1,148	12
Estee Lauder Cos., Inc. (The) Class A	835	166
General Mills, Inc.	2,283	126
Hershey Co. (The)	532	82
Hormel Foods Corp.	1,037	45
J.M. Smucker Co. (The)	433	48
Kellogg Co.	948	61
Kimberly-Clark Corp.	1,316	187
Kraft Heinz Co.(The)(2)	2,366	66
Kroger Co. (The)	3,087	80
Lamb Weston Holdings, Inc.	554	40
McCormick & Co., Inc.	468	73
Molson Coors Brewing Co. Class B	717	41
Mondelez International, Inc. Class A(2)	5,418	300
Monster Beverage Corp.(1)	1,493	87
PepsiCo, Inc.(2)	5,262	721
Philip Morris International, Inc.(2)	5,690	432

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
Consumer Staples—continued
Procter & Gamble Co. (The)(2)	9,441	$1,174
Spectrum Brands Holdings, Inc.	21	1
Sysco Corp.	1,806	143
Tyson Foods, Inc. Class A	1,121	97
Walgreens Boots Alliance, Inc.(2)	2,993	166
Walmart, Inc.(2)	5,264	625

		7,042

Energy—3.9%
Apache Corp.	1,171	30
Baker Hughes a GE Co.	1,706	40
Cabot Oil & Gas Corp.	1,412	25
Chevron Corp.(2)	6,249	741
Cimarex Energy Co.	314	15
Concho Resources, Inc.	639	43
ConocoPhillips(2)	3,564	203
Devon Energy Corp.	1,280	31
Diamondback Energy, Inc.	487	44
EOG Resources, Inc.	1,793	133
Exxon Mobil Corp.(2)	13,846	978
Halliburton Co.(2)	2,794	53
Helmerich & Payne, Inc.	350	14
Hess Corp.	807	49
HollyFrontier Corp.	525	28
Kinder Morgan, Inc.(2)	6,446	133
Marathon Oil Corp.	2,510	31
Marathon Petroleum Corp.	2,294	139
National Oilwell Varco, Inc.	1,218	26
Noble Energy, Inc.	1,494	33
Occidental Petroleum Corp.(2)	2,853	127
ONEOK, Inc.	1,362	100
Phillips 66	1,404	144
Pioneer Natural Resources Co.	540	68
Schlumberger Ltd.(2)	4,374	149
TechnipFMC plc	1,387	33
Valero Energy Corp.	1,511	129
Williams Cos., Inc. (The)	4,009	96

		3,635

Financials—11.9%
Affiliated Managers Group, Inc.	173	14
Aflac, Inc.	2,533	133
Allstate Corp. (The)(2)	1,131	123
American Express Co.(2)	2,352	278
American International Group, Inc.(2)	2,984	166
Ameriprise Financial, Inc.	457	67
Aon plc	817	158
Assurant, Inc.	209	26
Bank of America Corp.(2)	30,261	883
Bank of New York Mellon Corp. (The)(2)	3,001	136
BB&T Corp.	2,612	139
Berkshire Hathaway, Inc. Class B(1)(2)	6,599	1,373
BlackRock, Inc.(2)	406	181
Capital One Financial Corp.(2)	1,593	145
Cboe Global Markets, Inc.	374	43
Charles Schwab Corp. (The)	4,045	169
Chubb Ltd.	1,552	251
Cincinnati Financial Corp.	514	60
Citigroup, Inc.(2)	7,914	547
Citizens Financial Group, Inc.	1,563	55
CME Group, Inc.	1,202	254
Comerica, Inc.	525	35

	Shares	Value
Financials—continued
Discover Financial Services	1,108	$90
E*TRADE Financial Corp.	832	36
Everest Re Group Ltd.	139	37
Fifth Third Bancorp	2,480	68
First Republic Bank	568	55
Franklin Resources, Inc.	1,003	29
Gallagher (Arthur J.) & Co.	628	56
Globe Life, Inc.	344	33
Goldman Sachs Group, Inc. (The)(2)	1,155	239
Hartford Financial Services Group, Inc. (The)	1,227	74
Huntington Bancshares, Inc.	3,613	52
Intercontinental Exchange, Inc.	1,848	171
Invesco Ltd.	1,365	23
Jefferies Financial Group, Inc.	855	16
JPMorgan Chase & Co.(2)	11,065	1,302
KeyCorp	3,453	62
Lincoln National Corp.	690	42
Loews Corp.	912	47
M&T Bank Corp.	466	74
MarketAxess Holdings, Inc.	128	42
Marsh & McLennan Cos., Inc.	1,738	174
MetLife, Inc.(2)	3,251	153
Moody’s Corp.	561	115
Morgan Stanley(2)	4,359	186
MSCI, Inc.	286	62
Nasdaq, Inc.	391	39
Northern Trust Corp.	742	69
People’s United Financial, Inc.	1,344	21
PNC Financial Services Group, Inc. (The)	1,539	216
Principal Financial Group, Inc.	883	50
Progressive Corp. (The)	1,968	152
Prudential Financial, Inc.	1,383	124
Raymond James Financial, Inc.	432	36
Regions Financial Corp.	3,452	55
S&P Global, Inc.	838	205
State Street Corp.	1,272	75
SunTrust Banks, Inc.	1,516	104
SVB Financial Group(1)	179	37
Synchrony Financial	2,161	74
T. Rowe Price Group, Inc.	806	92
Travelers Cos., Inc. (The)	888	132
U.S. Bancorp(2)	5,096	282
Unum Group	723	21
Wells Fargo & Co.(2)	13,741	693
Willis Towers Watson plc	440	85
Zions Bancorp NA	621	28

		11,064

Health Care—12.4%
Abbott Laboratories(2)	6,008	503
AbbVie, Inc.(2)	5,031	381
ABIOMED, Inc.(1)	156	28
Agilent Technologies, Inc.	1,085	83
Alexion Pharmaceuticals, Inc.(1)	758	74
Align Technology, Inc.(1)	247	45
Allergan plc(2)	1,044	176
AmerisourceBergen Corp.	529	44
Amgen, Inc.(2)	2,067	400
Anthem, Inc.	867	208
Baxter International, Inc.	1,606	140
Becton, Dickinson & Co.	918	232
Biogen, Inc.(1)(2)	657	153

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
Health Care—continued
Boston Scientific Corp.(1)	4,731	$193
Bristol-Myers Squibb Co.(2)	5,528	280
Cardinal Health, Inc.	1,020	48
Celgene Corp.(1)(2)	2,382	237
Centene Corp.(1)	1,396	60
Cerner Corp.	1,105	75
Cigna Corp.	1,281	194
Cooper Cos., Inc. (The)	168	50
CVS Health Corp.(2)	4,405	278
Danaher Corp.(2)	2,147	310
DaVita, Inc.(1)	357	20
DENTSPLY SIRONA, Inc.	798	43
Edwards Lifesciences Corp.(1)	715	157
Eli Lilly & Co.(2)	2,937	328
Gilead Sciences, Inc.(2)	4,324	274
HCA Healthcare, Inc.	905	109
Henry Schein, Inc.(1)	505	32
Hologic, Inc.(1)	914	46
Humana, Inc.	460	118
IDEXX Laboratories, Inc.(1)	294	80
Illumina, Inc.(1)	501	152
Incyte Corp.(1)	604	45
Intuitive Surgical, Inc.(1)	395	213
IQVIA Holdings, Inc.(1)	535	80
Johnson & Johnson(2)	9,028	1,168
Laboratory Corporation of America Holdings(1)	334	56
McKesson Corp.	641	88
Medtronic plc(2)	4,548	494
Merck & Co., Inc.(2)	8,755	737
Mettler-Toledo International, Inc.(1)	84	59
Mylan NV(1)	1,731	34
Nektar Therapeutics(1)	583	11
PerkinElmer, Inc.	377	32
Perrigo Co. plc	423	24
Pfizer, Inc.(2)	18,988	682
Quest Diagnostics, Inc.	454	49
Regeneron Pharmaceuticals, Inc.(1)	266	74
ResMed, Inc.	487	66
Stryker Corp.	1,054	228
Teleflex, Inc.	157	53
Thermo Fisher Scientific, Inc.	1,366	398
UnitedHealth Group, Inc.(2)	3,193	694
Universal Health Services, Inc. Class B	281	42
Varian Medical Systems, Inc.(1)	309	37
Vertex Pharmaceuticals, Inc.(1)	874	148
Waters Corp.(1)	235	52
WellCare Health Plans, Inc.(1)	170	44
Zimmer Biomet Holdings, Inc.	699	96
Zoetis, Inc.	1,629	203

		11,458

Industrials—8.5%
3M Co.(2)	1,960	322
A.O. Smith Corp.	483	23
Alaska Air Group, Inc.	425	28
Allegion plc	319	33
American Airlines Group, Inc.	1,417	38
AMETEK, Inc.	773	71
Arconic, Inc.	1,349	35
Boeing Co. (The)(2)	1,773	675
Caterpillar, Inc.(2)	1,949	246
Cintas Corp.	288	77

	Shares	Value
Industrials—continued
Copart, Inc.(1)	682	$55
CSX Corp.	2,620	182
Cummins, Inc.	492	80
Deere & Co.	1,075	181
Delta Air Lines, Inc.	2,077	120
Dover Corp.	493	49
Eaton Corp. plc	1,442	120
Emerson Electric Co.(2)	2,071	139
Equifax, Inc.	410	58
Expeditors International of Washington, Inc.	584	43
Fastenal Co.	1,941	63
FedEx Corp.(2)	819	119
Flowserve Corp.	437	20
Fortive Corp.	1,000	69
Fortune Brands Home & Security, Inc.	476	26
General Dynamics Corp.(2)	915	167
General Electric Co.(2)	29,424	263
Honeywell International, Inc.(2)	2,476	419
Hunt (JB) Transport Services, Inc.	297	33
Huntington Ingalls Industries, Inc.	139	29
IDEX Corp.	257	42
IHS Markit Ltd.(1)	1,233	82
Illinois Tool Works, Inc.	1,025	160
Ingersoll-Rand plc	819	101
Jacobs Engineering Group, Inc.	387	35
Johnson Controls International plc	2,713	119
Kansas City Southern	341	45
L3Harris Technologies, Inc.	739	154
Lockheed Martin Corp.(2)	821	320
Masco Corp.	1,001	42
Nielsen Holdings plc	1,201	26
Norfolk Southern Corp.	908	163
Northrop Grumman Corp.	570	214
PACCAR, Inc.	1,181	83
Parker-Hannifin Corp.	439	79
Pentair plc	538	20
Quanta Services, Inc.	480	18
Raytheon Co.(2)	922	181
Republic Services, Inc.	730	63
Robert Half International, Inc.	404	23
Robinson (C.H.) Worldwide, Inc.	469	40
Rockwell Automation, Inc.	402	66
Rollins, Inc.	501	17
Roper Technologies, Inc.	351	125
Snap-on, Inc.	188	29
Southwest Airlines Co.	1,677	91
Stanley Black & Decker, Inc.	518	75
Textron, Inc.	786	39
TransDigm Group, Inc.	166	86
Union Pacific Corp.(2)	2,427	393
United Airlines Holdings, Inc.(1)	771	68
United Parcel Service, Inc. Class B(2)	2,367	284
United Rentals, Inc.(1)	265	33
United Technologies Corp.(2)	2,728	372
Verisk Analytics, Inc.	561	89
W.W. Grainger, Inc.	153	46
Wabtec Corp.(2)	614	44
Waste Management, Inc.	1,326	153
Xylem, Inc.	613	49

		7,852

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
Information Technology—22.2%
Accenture plc Class A(2)	2,404	$462
Adobe, Inc.(1)	1,846	510
Advanced Micro Devices, Inc.(1)	3,351	97
Akamai Technologies, Inc.(1)	619	57
Alliance Data Systems Corp.	149	19
Amphenol Corp. Class A	1,123	108
Analog Devices, Inc.	1,406	157
ANSYS, Inc.(1)	313	69
Apple, Inc.(2)	16,390	3,671
Applied Materials, Inc.	3,568	178
Arista Networks, Inc.(1)	200	48
Autodesk, Inc.(1)	827	122
Automatic Data Processing, Inc.	1,637	264
Broadcom, Inc.	1,504	415
Broadridge Financial Solutions, Inc.	438	54
Cadence Design Systems, Inc.(1)	1,072	71
Cisco Systems, Inc.(2)	16,067	794
Citrix Systems, Inc.	470	45
Cognizant Technology Solutions Corp. Class A	2,139	129
Corning, Inc.	2,955	84
DXC Technology Co.	1,013	30
F5 Networks, Inc.(1)	224	31
Fidelity National Information Services, Inc.	2,295	305
Fiserv, Inc.(1)	2,152	223
FleetCor Technologies, Inc.(1)	324	93
FLIR Systems, Inc.	508	27
Fortinet, Inc.(1)	551	42
Gartner, Inc.(1)	340	49
Global Payments, Inc.	1,088	173
Hewlett Packard Enterprise Co.	5,081	77
HP, Inc.	5,809	110
Intel Corp.(2)	16,962	874
International Business Machines Corp.(2)	3,341	486
Intuit, Inc.	983	261
IPG Photonics Corp.(1)	136	18
Jack Henry & Associates, Inc.	290	42
Juniper Networks, Inc.	1,296	32
Keysight Technologies, Inc.(1)	707	69
KLA Corp.	612	98
Lam Research Corp.	571	132
Leidos Holdings, Inc.	542	47
Mastercard, Inc. Class A(2)	3,401	924
Maxim Integrated Products, Inc.	1,034	60
Microchip Technology, Inc.	905	84
Micron Technology, Inc.(1)	4,241	182
Microsoft Corp.(2)	28,976	4,029
Motorola Solutions, Inc.	618	105
NetApp, Inc.	929	49
NVIDIA Corp.	2,310	402
Oracle Corp.(2)	9,151	504
Paychex, Inc.	1,204	100
PayPal Holdings, Inc.(1)(2)	4,431	459
Qorvo, Inc.(1)	455	34
QUALCOMM, Inc.(2)	4,619	352
salesforce.com, Inc.(1)	3,225	479
Seagate Technology plc	957	51
Skyworks Solutions, Inc.	656	52
Symantec Corp.	2,322	55
Synopsys, Inc.(1)	569	78
TE Connectivity Ltd.	1,270	118
Texas Instruments, Inc.(2)	3,546	458
VeriSign, Inc.(1)	396	75

	Shares	Value
Information Technology—continued
Visa, Inc. Class A(2)	6,568	$1,130
Western Digital Corp.	1,129	67
Western Union Co. (The)	1,633	38
Xerox Holdings Corp.	739	22
Xilinx, Inc.	970	93

		20,573

Materials—2.5%
Air Products & Chemicals, Inc.	744	165
Albemarle Corp.	359	25
Amcor plc	5,665	55
Avery Dennison Corp.	290	33
Ball Corp.	1,130	82
Celanese Corp.	431	53
CF Industries Holdings, Inc.	738	36
Corteva, Inc.(2)	2,553	72
Dow, Inc.(2)	2,458	117
DuPont de Nemours, Inc.(2)	2,551	182
Eastman Chemical Co.	469	35
Ecolab, Inc.	866	172
FMC Corp.	446	39
Freeport-McMoRan, Inc.	5,011	48
International Flavors & Fragrances, Inc.	346	42
International Paper Co.	1,361	57
Linde plc	1,838	356
LyondellBasell Industries NV Class A	892	80
Martin Marietta Materials, Inc.	212	58
Mosaic Co. (The)	1,202	25
Newmont Goldcorp Corp.	2,748	104
Nucor Corp.	1,041	53
Packaging Corporation of America	325	34
PPG Industries, Inc.	813	96
Sealed Air Corp.	543	23
Sherwin-Williams Co. (The)	278	153
Vulcan Materials Co.	449	68
Westrock Co.	878	32

		2,295

Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	422	65
American Tower Corp.	1,654	366
Apartment Investment & Management Co. Class A	557	29
AvalonBay Communities, Inc.	523	113
Boston Properties, Inc.	581	75
CBRE Group, Inc. Class A(1)	1,179	62
Crown Castle International Corp.	1,557	216
Digital Realty Trust, Inc.	781	101
Duke Realty Corp.	1,345	46
Equinix, Inc.	315	182
Equity Residential	1,389	120
Essex Property Trust, Inc.	246	80
Extra Space Storage, Inc.	484	57
Federal Realty Investment Trust	280	38
HCP, Inc.	1,781	63
Host Hotels & Resorts, Inc.	2,782	48
Iron Mountain, Inc.	1,077	35
Kimco Realty Corp.	1,583	33
Macerich Co. (The)	399	13
Mid-America Apartment Communities, Inc.	426	55
Prologis, Inc.	2,362	201
Public Storage	559	137
Realty Income Corp.	1,174	90

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
Real Estate—continued
Regency Centers Corp.	623	$43
SBA Communications, Corp.	424	102
Simon Property Group, Inc.(2)	1,162	181
SL Green Realty Corp.	316	26
UDR, Inc.	1,053	51
Ventas, Inc.	1,377	101
Vornado Realty Trust	653	42
Welltower, Inc.	1,508	137
Weyerhaeuser Co.	2,806	78

		2,986

Utilities—3.6%
AES Corp.	2,482	40
Alliant Energy Corp.	887	48
Ameren Corp.	922	74
American Electric Power Co., Inc.	1,850	173
American Water Works Co., Inc.	677	84
Atmos Energy Corp.	438	50
CenterPoint Energy, Inc.	1,871	56
CMS Energy Corp.	1,064	68
Consolidated Edison, Inc.	1,227	116
Dominion Energy, Inc.	3,007	244
DTE Energy Co.	690	92
Duke Energy Corp.(2)	2,732	262
Edison International	1,324	100
Entergy Corp.	715	84
Evergy, Inc.	918	61
Eversource Energy	1,201	103
Exelon Corp.(2)	3,643	176
FirstEnergy Corp.	1,886	91
NextEra Energy, Inc.(2)	1,798	419
NiSource, Inc.	1,396	42
NRG Energy, Inc.	948	37
Pinnacle West Capital Corp.	419	41
PPL Corp.	2,703	85
Public Service Enterprise Group, Inc.	1,897	118
Sempra Energy	1,028	152
Southern Co. (The)(2)	3,895	240
WEC Energy Group, Inc.	1,184	113
Xcel Energy, Inc.	1,928	125

		3,294

TOTAL COMMON STOCKS
(Identified Cost $69,665)		89,237

	Shares	Value
EXCHANGE-TRADED FUND—2.6%
Invesco S&P 500 Low Volatility Index Fund(3)	41,846	$2,423

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $2,324)		2,423

TOTAL LONG-TERM INVESTMENTS—99.0%
(Identified Cost $71,989)		91,660

SHORT-TERM INVESTMENTS—0.1%

PURCHASED OPTIONS—0.1%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $107)		88

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $107)		88

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.1%
(Identified Cost $72,096)		$91,748

WRITTEN OPTIONS—(0.2)%
(See open written options schedule)
Total Written Options
(Premiums received $194)		(169)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.9%		$91,579
(Identified Cost $71,902)
Other assets and liabilities, net—1.1%		1,002

NET ASSETS—100.0%		$92,581

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open Purchased Options Contracts as of September 30, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

Call Option
S&P 500® Index	123	$39,668	$3,225.00	11/08/19	$6
Put Option
S&P 500® Index	123	32,718	2,660.00	11/08/19	82

Total Purchased Options					$88

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

Open Written Options Contracts as of September 30, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

Call Option
S&P 500® Index	123	$38,745	$3,150.00	11/08/19	$(27)
Put Option
S&P 500® Index	123	33,641	2,735.00	11/08/19	(142)

Total Written Options					$(169)

Footnote Legend:

(1)	Strike price not reported in thousands.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$89,237	$89,237	$—
Exchange-Traded Fund	2,423	2,423	—
Other Financial Instruments:
Purchased Options	88	6	82

Total Assets	91,748	91,666	82

Liabilities:
Other Financial Instruments:
Written Options	(169)	(27)	(142)

Total Investments	$91,579	$91,639	$(60)

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

RAMPART ENHANCED CORE EQUITY SERIES

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.